Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Summary of Segment Information
The following tables represent information regarding the Company’s segment information and provides a reconciliation between segment operating profit and the consolidated income (loss) from continuing operations before income taxes:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Revenue summary by segment
NA	$275.2	$302.5	$526.9	$561.7
AP	85.5	109.4	166.0	219.9
EMEA	106.5	106.1	192.1	192.9
LA	112.8	126.5	204.6	244.8
Total revenue	$580.0	$644.5	$1,089.6	$1,219.3

Intersegment revenue
NA	$12.7	$23.4	$30.6	$44.5
AP	26.2	40.3	46.1	59.7
EMEA	19.7	24.1	47.4	35.2
LA	0.1	0.1	0.2	0.2
Total intersegment revenue	$58.7	$87.9	$124.3	$139.6

Segment operating profit
NA	$63.0	$66.8	$116.4	$127.9
AP	6.2	14.3	14.9	32.5
EMEA	16.2	14.1	26.6	26.5
LA	13.8	13.2	20.8	16.3
Total segment operating profit	99.2	108.4	178.7	203.2

Corporate charges not allocated to segments (1)	(65.7)	(72.4)	(136.4)	(143.1)
Asset impairment charges	—	0.5	—	(18.9)
Restructuring charges	(5.0)	(7.1)	(5.4)	(10.2)
Net non-routine expense	(18.2)	(5.4)	(32.3)	(10.0)
	(88.9)	(84.4)	(174.1)	(182.2)
Operating profit	10.3	24.0	4.6	21.0
Other (expense) income	(46.0)	(1.2)	(20.4)	(11.7)
(Loss) income from continuing operations before taxes	$(35.7)	$22.8	$(15.8)	$9.3

(1)
Corporate charges not allocated to segments include headquarter-based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Segment depreciation and amortization expense
NA	$3.1	$2.1	$6.0	$3.9
AP	1.6	1.8	3.3	3.4
EMEA	0.9	0.8	1.7	1.6
LA	1.6	1.0	3.2	3.9
Total segment depreciation and amortization expense	7.2	5.7	14.2	12.8
Corporate depreciation and amortization expense	8.7	11.0	16.7	20.1
Total depreciation and amortization expense	$15.9	$16.7	$30.9	$32.9

	June 30, 2016	December 31, 2015
Segment property, plant and equipment, at cost
NA	$110.8	$110.7
AP	54.0	53.3
EMEA	36.8	35.2
LA	61.7	51.9
Total segment property, plant and equipment, at cost	263.3	251.1
Corporate property plant and equipment, at cost, not allocated to segments	350.5	357.9
Total property, plant and equipment, at cost	$613.8	$609.0

Schedule Of Revenue From External Customers By Product And Service Solution
The following table presents information regarding the Company’s revenue by service and product solution:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Financial self-service
Services	$304.6	$299.0	$593.9	$590.2
Products	188.5	268.9	345.7	472.7
Total financial self-service	493.1	567.9	939.6	1,062.9
Security
Services	51.9	53.9	99.3	104.3
Products	19.3	21.0	33.0	40.1
Total security	71.2	74.9	132.3	144.4
Total financial self-service and security	564.3	642.8	1,071.9	1,207.3
Brazil other	15.7	1.7	17.7	12.0
	$580.0	$644.5	$1,089.6	$1,219.3